Sales Revenues - Summary of Sales Revenues (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Net Sales [line items]
Sales revenues	$ 95,584	$ 88,827	$ 81,405
Domestic market [member]
Disclosure Of Net Sales [line items]
Sales revenues	73,019	70,333	64,902
Domestic market [member] | Breakage [member]
Disclosure Of Net Sales [line items]
Sales revenues	687
Domestic market [member] | Natural Gas [member]
Disclosure Of Net Sales [line items]
Sales revenues	5,613	5,174	3,952
Domestic market [member] | Ethanol Nitrogen Products and Renewables [member]
Disclosure Of Net Sales [line items]
Sales revenues	2,137	3,878	3,743
Domestic market [member] | Electricity [member]
Disclosure Of Net Sales [line items]
Sales revenues	2,028	3,620	1,942
Domestic market [member] | Services and others [member]
Disclosure Of Net Sales [line items]
Sales revenues	862	913	811
Domestic market [member] | Oil products [member]
Disclosure Of Net Sales [line items]
Sales revenues	61,692	56,748	54,454
Domestic market [member] | Oil products [member] | Diesel [member]
Disclosure Of Net Sales [line items]
Sales revenues	28,076	25,049	25,524
Domestic market [member] | Oil products [member] | Diesel subsidy [member]
Disclosure Of Net Sales [line items]
Sales revenues	1,415
Domestic market [member] | Oil products [member] | Gasoline [member]
Disclosure Of Net Sales [line items]
Sales revenues	15,757	16,765	16,263
Domestic market [member] | Oil products [member] | Jet fuel [member]
Disclosure Of Net Sales [line items]
Sales revenues	4,490	3,999	3,083
Domestic market [member] | Oil products [member] | Liquefied petroleum gas [member]
Disclosure Of Net Sales [line items]
Sales revenues	3,985	3,131	2,573
Domestic market [member] | Oil products [member] | Naphtha [member]
Disclosure Of Net Sales [line items]
Sales revenues	2,455	2,637	2,472
Domestic market [member] | Oil products [member] | Fuel oil including bunker fuel [member]
Disclosure Of Net Sales [line items]
Sales revenues	1,267	1,392	1,167
Domestic market [member] | Oil products [member] | Other oil products [member]
Disclosure Of Net Sales [line items]
Sales revenues	4,247	3,775	3,372
Foreign market [member]
Disclosure Of Net Sales [line items]
Sales revenues	22,565	18,494	16,503
Foreign market [member] | Exports [member]
Disclosure Of Net Sales [line items]
Sales revenues	15,925	13,075	8,439
Foreign market [member] | Sales abroad [member]
Disclosure Of Net Sales [line items]
Sales revenues	$ 6,640	$ 5,419	$ 8,064